Restructuring (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 2012 Plan	Dec. 31, 2012 2012 Plan	Dec. 31, 2012 2011 Plan	Dec. 31, 2011 2011 Plan	Sep. 30, 2013 Lease & Other Contract Termination Cost 2012 Plan	Dec. 31, 2012 Lease & Other Contract Termination Cost 2012 Plan	Dec. 31, 2012 Lease & Other Contract Termination Cost 2012 Plan AMR	Dec. 31, 2012 Lease & Other Contract Termination Cost 2011 Plan AMR	Dec. 31, 2011 Lease & Other Contract Termination Cost 2011 Plan AMR	Dec. 31, 2012 Lease & Other Contract Termination Cost 2011 Plan EmCare	Dec. 31, 2011 Lease & Other Contract Termination Cost 2011 Plan EmCare	Sep. 30, 2013 Severance 2012 Plan	Dec. 31, 2012 Severance 2012 Plan	Dec. 31, 2012 Severance 2012 Plan AMR	Dec. 31, 2012 Severance 2012 Plan EmCare	Dec. 31, 2012 Severance 2012 Plan EVHC	Dec. 31, 2012 Severance 2011 Plan AMR	Dec. 31, 2011 Severance 2011 Plan AMR	Dec. 31, 2012 Severance 2011 Plan EmCare	Dec. 31, 2011 Severance 2011 Plan EmCare	Dec. 31, 2012 Severance 2011 Plan EVHC	Dec. 31, 2011 Severance 2011 Plan EVHC
Restructuring Charges
Incurred	$ 1,319	$ 2,028	$ 6,483	$ 4,988	$ 10,751	$ 14,086	$ 4,992	$ 14,086		$ 6,483	$ 1,885		$ 5,901		$ 4,192		$ 94	$ 3,107		$ 6,566	$ 812	$ 807		$ 1,452		$ 69		$ 676
Paid							(9,966)	(4,263)	(2,400)	(2,118)	(5,902)		(136)	(1,793)	(572)	(94)		(4,064)		(3,656)	(39)	(432)	(369)	(978)	(6)	(63)	(138)	(505)
Adjustments								530					530
Accrued restructuring liability	$ 6,504		$ 4,598	$ 6,504		$ 12,318	$ 5,379	$ 10,353	$ 1,965	$ 4,365	$ 2,278	$ 6,295	$ 6,295	$ 1,827	$ 3,620		$ 94	$ 3,101	$ 4,058	$ 2,910	$ 773	$ 375	$ 105	$ 474		$ 6	$ 33	$ 171